NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	Aug. 03, 2018	Jun. 11, 2018
Disclosure of subsidiaries [line items]
Net income		$ 382	$ 716	$ 367
Capital contributions		520	674	537
Return of capital		(147)
Disposals		(15)	(172)
Acquisition				21
TerraForm Power
Disclosure of subsidiaries [line items]
Additional ownership percentage					38.00%
2018 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage							35.00%
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		11,086	10,289	7,578
Net income		180	113	439
OCI		1,112	1,004	2,303
Capital contributions		520	674	537
Return of capital		(147)
Disposals		(15)	(172)
Distributions		(551)	(844)	(664)
Acquisition		(1,101)		21
Other		16	22	75
Ending Balance		11,100	11,086	10,289
Bottom of range
Disclosure of subsidiaries [line items]
Ownership percentage						35.00%
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance		922
Net income		(13)	0	1
Ending Balance		1,002	922
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		922	900	850
Net income		(13)	0	1
OCI		100	46	66
Capital contributions		0	0	0
Return of capital		0
Disposals		0	0
Distributions		(8)	(24)	(17)
Acquisition		0		0
Other		1	0	0
Ending Balance		1,002	922	900
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance		1,852
Net income		(21)	(13)	9
Ending Balance		1,994	1,852
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		1,851	1,929	1,682
Net income		(21)	(13)	9
OCI		196	134	298
Capital contributions		9	0	9
Return of capital		(3)
Disposals		0	(87)
Distributions		(38)	(120)	(81)
Acquisition		0		0
Other		0	8	12
Ending Balance		$ 1,994	1,851	1,929
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance		$ 1,622
Net income		(4)	8	15
Ending Balance		1,545	1,622
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		3,619	3,496	2,332
Net income		(52)	6	164
OCI		413	427	1,107
Capital contributions		23	2	235
Return of capital		(109)
Disposals		0	0
Distributions		(204)	(332)	(324)
Acquisition		0		0
Other		(67)	20	(18)
Ending Balance		$ 3,623	3,619	3,496
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		23.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		75.00%
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 163	0	0
Net income		15	6	0
OCI		0	(3)	0
Capital contributions		246	159	0
Return of capital		0
Disposals		0	0
Distributions		(13)	0	0
Acquisition		0		0
Other		(1)	1	0
Ending Balance		410	163	0
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance		651
Net income		38	19	6
Ending Balance		$ 675	651
Proportion of ownership interests held by non-controlling interests		50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 618	276	0
Net income		35	19	4
OCI		11	61	(11)
Capital contributions		0	268	293
Return of capital		(35)
Disposals		0	0
Distributions		(1)	(1)	0
Acquisition		0		0
Other		(1)	(5)	(10)
Ending Balance		627	618	276
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance		88
Net income		16	17	14
Ending Balance		$ 97	88
Proportion of ownership interests held by non-controlling interests		25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 89	124	134
Net income		16	17	14
OCI		27	(41)	(18)
Capital contributions		0	0	0
Return of capital		0
Disposals		0	0
Distributions		(34)	(11)	(6)
Acquisition		0		0
Other		(1)	0	0
Ending Balance		$ 97	89	124
Isagen institutional investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		53.00%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 2,375	2,212	1,701
Net income		130	154	174
OCI		325	266	504
Capital contributions		0	0	0
Return of capital		0
Disposals			0
Distributions		(180)	(259)	(167)
Acquisition		0		0
Other		1	2	0
Ending Balance		$ 2,651	2,375	2,212
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 13	15	9
Net income		0	1	1
OCI		2	2	5
Capital contributions		0	(2)	0
Return of capital		0
Disposals			0
Distributions		0	(1)	0
Acquisition		0		0
Other		(1)	(2)	0
Ending Balance		$ 14	13	15
TerraForm Power public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		0.00%
TerraForm Power public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 1,208	1,002	665
Net income		(31)	(79)	59
OCI		2	112	294
Capital contributions		0	244	0
Return of capital		0
Disposals			0
Distributions		(35)	(66)	(55)
Acquisition		(1,101)		0
Other		(43)	(5)	39
Ending Balance		0	1,208	1,002
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		228	335	205
Net income		101	2	13
OCI		36	0	58
Capital contributions		242	3	0
Return of capital		0
Disposals		(15)	(85)
Distributions		(38)	(30)	(14)
Acquisition		0		21
Other		128	3	52
Ending Balance		$ 682	$ 228	$ 335
Other | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		50.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)						80,084
Proportion of ownership interest in subsidiary		100.00%
TerraForm Power | 2018 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)							60,975,609
Number of shares in entity held by entity or by its subsidiaries or associates share price (in USD per share)							$ 10.66
Ownership percentage							65.00%
TerraForm Power | 2019 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,981,514
Number of shares in entity held by entity or by its subsidiaries or associates share price (in USD per share)	$ 16.77
Proceeds from issue of ordinary shares	$ 250
TerraForm Power | Bottom of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage	61.50%
TerraForm Power | Top of range
Disclosure of subsidiaries [line items]
Ownership percentage						65.00%
TerraForm Power | Top of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage	38.50%